PROPERTY AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2011
PROPERTY AND EQUIPMENT, NET
NOTE 11. PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of September 30, 2011	As of September 30, 2010
	US$(’000)	US$(’000)
Buildings and improvements	14,448	14,117
Vehicles	91	88
Other equipment and devices	359	342
Total property and equipment	14,898	14,547
Less: accumulated depreciation	(1,416)	(910)
Property and equipment, net	13,482	13,637

For the years ended September 30, 2011, 2010 and 2009, depreciation expenses were US$516,000, US$222,000 and US$129,000, respectively.